Trade Payables and Accrued Expenses (Schedule of Composition of Trade Payables and Accrued Expenses) (Details) - ILS (₪) ₪ in Millions	Dec. 31, 2017	Dec. 31, 2016
Trade and other current payables [abstract]
Trade payables	₪ 256	₪ 203
Accrued expenses	396	472
Trade Payables and Accrued Expenses	₪ 652	₪ 675